THOMAS S. CLARK
                                              COUNSEL
                                              LAW & REGULATORY AFFAIRS
One CityPlace, 18th Floor
Hartford, CT 06103-3415
Tel 860-308-5811
Fax 860-308-3923
thomas.s.clark@citigroup.com

June 29, 2005

Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  Filing Desk

RE:      THE TRAVELERS INSURANCE COMPANY
         REGISTRATION STATEMENT ON FORM S-2 ("REGISTRATION STATEMENT") TRAVELERS TARGET MATURITY
         FILE NO. 333-_______

We hereby transmit for filing the above referenced initial Registration Statement filed by The Travelers Insurance Company (the "Company") with the Securities and Exchange Commission (the "Commission") on Form S-2 pursuant to the Securities Act of 1933 (the "1933 Act").

The sole purpose for filing the Registration Statement is to increase the number of surplus shares in order to continue offering Travelers Target Maturity, which is a modified guaranteed annuity contract available to eligible individuals. The Registration Statement is marked to show the differences from the Registration Statement File No. 333-83072 filed with the Commission on April 1, 2005 as Post-Effective Amendment No. 3, which pursuant to Rule 429 of the 1933 Act, describes the same offering as the present Registration Statement. Revisions made to the prospectus solely relate to interim financial statements of The Travelers Insurance Company. Accordingly, we respectfully request selective review of the Registration Statement in accordance with Investment Company Act Release No. IC-13768 (Feb. 15, 1984) (49 FR 6708).

The Company has also filed a request for acceleration of the effective date of the Registration Statement to July 15, 2005. If you have any questions please do not hesitate to call me at 860-308-5811.

Very truly yours,

/s/ Thomas S. Clark

Thomas S. Clark